Spirit of America Investment Fund, Inc.

Supplement Dated June 27, 2011 to the Prospectus

Dated April 30, 2011

Under the section entitled “Legal Proceedings” on page 31 of the Prospectus, the following paragraph is inserted above the first paragraph:

On May 27, 2011, the Financial Industry Regulatory Authority (“FINRA”) filed a complaint against David Lerner Associates, Inc. (“DLA”), the Funds’ principal underwriter and distributor, related to its sales practices in connection with its role as managing dealer of an unaffiliated Real Estate Investment Trust offering, Apple REIT Ten, Inc. (“Apple REIT”). In addition, on June 17, 2011 and June 20, 2011, two class action complaints were filed against DLA, Apple REIT entities and certain individuals, also in connection with the sale of various Apple REIT securities. DLA intends to vigorously defend the complaints and expects to be vindicated in court. However, there cannot be any assurance that if FINRA and/or the class action plaintiffs were to ultimately be successful in the pursuit of the claims and if damages and/or other sanctions are assessed against DLA, that such sanctions would not materially affect DLA’s ability to act as the Funds’ principal underwriter and distributor, although it is not considered likely at this time that such material and adverse effects would occur.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Spirit of America Investment Fund, Inc.

Supplement Dated June 27, 2011 to the Statement of Additional Information

Dated April 30, 2011

Under the section entitled “Legal Proceedings” on page 19 of the Statement of Additional Information, the following paragraph is inserted above the first paragraph:

On May 27, 2011, the Financial Industry Regulatory Authority (“FINRA”) filed a complaint against David Lerner Associates, Inc. (“DLA”), the Funds’ principal underwriter and distributor, related to its sales practices in connection with its role as managing dealer of an unaffiliated Real Estate Investment Trust offering, Apple REIT Ten, Inc. (“Apple REIT”). In addition, on June 17, 2011 and June 20, 2011, two class action complaints were filed against DLA, Apple REIT entities and certain individuals, also in connection with the sale of various Apple REIT securities. DLA intends to vigorously defend the complaints and expects to be vindicated in court. However, there cannot be any assurance that if FINRA and/or the class action plaintiffs were to ultimately be successful in the pursuit of the claims and if damages and/or other sanctions are assessed against DLA, that such sanctions would not materially affect DLA’s ability to act as the Funds’ principal underwriter and distributor, although it is not considered likely at this time that such material and adverse effects would occur.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.